                                                                                                     ------------------------------
                                                                                                             OMB APPROVAL
                                                                                                     ------------------------------
                                                                                                         OMB Number: 3235-006
                                                                                                      Expires: February 28, 1994
                                                          UNITED STATES                               Estimated average burden
                                                SECURITIES AND EXCHANGE COMMISSION                    hours per form . . .  . 24.60
                                                                                                     ------------------------------
                                                     WASHINGTON, D.C.  20549
                                                                                                            -----------------------
                                                                                                                 SEC USE ONLY
                                                                                                            -----------------------
                                                             FORM 13F
                                                                                                            -----------------------

                                  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
                          TO SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                                   Report for the Calendar Year or Quarter Ended MARCH 31ST , 2000.


-----------------------------------------------------------------------------------------------------------------------------------
                                        (Please read instructions before preparing form.)
-----------------------------------------------------------------------------------------------------------------------------------

If amended report check here:
Todd Investment Advisors,  Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager
3160 National City Tower, 101 South Fifth Street,                 Louisville,               KY             40202
-----------------------------------------------------------------------------------------------------------------------------------
Business Address                         (Street)                  (City)                (State)            (Zip)
Bosworth M. Todd          (502) 585-3121          Chairman
-----------------------------------------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                            ATTENTION
-----------------------------------------------------------------------------------------------------------------------------------
                     INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                                            SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
-----------------------------------------------------------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamend- ed items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of LOUISVILLE and State of KENTUCKY on the 1ST day of MAY, 2000.

                                                                   TODD INVESTMENT ADVISORS,  INC.
                                                                   ----------------------------------------------------------------
                                                                             (Name of Institutional Investment Manager)


                                                                              Bosworth M. Todd
                                                                   ----------------------------------------------------------------
                                                                             (Manual Signature of Person Duly Authorized
                                                                                       to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                                        13f file No.:         Name:                                       13f file No.:
-----------------------------------------------------------------  ----------------------------------------------------------------
1.  Todd Investment Advisors, Inc.            28-834               6.
-----------------------------------------------------------------  ----------------------------------------------------------------
2.                                                                 7.
-----------------------------------------------------------------  ----------------------------------------------------------------
3.                                                                 8.
-----------------------------------------------------------------  ----------------------------------------------------------------
4.                                                                 9.
-----------------------------------------------------------------  ----------------------------------------------------------------
5.                                                                 10.
-----------------------------------------------------------------  ----------------------------------------------------------------



FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                                                                           0

FORM 13F INFORMATION TABLE ENTRY TOTAL:                                                                    190

FORM 13F INFORMATION TABLE VALUE TOTAL:                                                                 411877


LIST OF OTHER INCLUDED MANAGERS:

NO.                                                          13F FILE NUMBER                      NAME


                                                                                         FORM 13F

                                                                      Name of Reporting Manager Todd Investment Advisors

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Item 6:
                               Item 2:                    Item 4:        Item 5:                 Investment Discretion
                                                                                    -------------------------------------------
             Item 1:            Title      Item 3:         Fair         Shares of
          Name of Issuer         of         CUSIP         Market        Principal                (b) Shared-
                                Class       Number         Value          Amount    (a) Sole     As Defined     (c) Shared-
                                                                                                 in Inst. V         Other
-------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                    Common     002824100       4,965          141,110
-------------------------------------------------------------------------------------------------------------------------------
Actel                          Common     004934105         232            6,500
-------------------------------------------------------------------------------------------------------------------------------
Advance Paradigm               Common     007491103       1,788           22,216
-------------------------------------------------------------------------------------------------------------------------------
Aegon NV                       Common     007924103         293           24,700
-------------------------------------------------------------------------------------------------------------------------------
American Express               Common     025816109         389            2,610
-------------------------------------------------------------------------------------------------------------------------------
American Home Prod.            Common     026609107       1,364           25,376
-------------------------------------------------------------------------------------------------------------------------------
American Intl Group            Common     026874107       2,895           26,437
-------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch                 Common     035229103       5,117           82,200
-------------------------------------------------------------------------------------------------------------------------------
Applied Signal                 Common     038237103         233           13,600
-------------------------------------------------------------------------------------------------------------------------------
Applix                         Common     038316105         488           42,000
-------------------------------------------------------------------------------------------------------------------------------
Archstone Cmntys               Common     039581103       2,501          125,460
-------------------------------------------------------------------------------------------------------------------------------
AT & T                         Common     001957109         580           10,300
-------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield             Common     048825103       4,148           48,805
-------------------------------------------------------------------------------------------------------------------------------
Audiovox Corp                  Common     050757103         262            6,000
-------------------------------------------------------------------------------------------------------------------------------
Automatic Data                 Common     053015103         610           12,650
-------------------------------------------------------------------------------------------------------------------------------
Avon Products                  Common     054303102         328           11,200
-------------------------------------------------------------------------------------------------------------------------------
                                                         26,193
-------------------------------------------------------------------------------------------------------------------------------





               FORM 13F                                          (SEC USE ONLY)

Name of Reporting Manager Todd Investment Advisors

----------------------------------------------------------------------------------------------
                                                                        Item 8:
                                                       Voting Authority ( Shares)
                                                 ---------------------------------------------
             Item 1:             Item 7:
          Name of Issuer        Managers
                               See Inst. V        (a) Sole        (b) Shared         (c) None

---------------------------------------------------------------------------------------------
Abbott Labs                                       102,760                             38,350
---------------------------------------------------------------------------------------------
Actel                                               6,500                                  0
---------------------------------------------------------------------------------------------
Advance Paradigm                                    4,604                             17,612
---------------------------------------------------------------------------------------------
Aegon NV                                           24,700                                  0
---------------------------------------------------------------------------------------------
American Express                                    2,610                                  0
---------------------------------------------------------------------------------------------
American Home Prod.                                 2,100                             23,276
---------------------------------------------------------------------------------------------
American Intl Group                                 2,260                             24,177
---------------------------------------------------------------------------------------------
Anheuser Busch                                     75,920                              6,280
---------------------------------------------------------------------------------------------
Applied Signal                                     13,600                                  0
---------------------------------------------------------------------------------------------
Applix                                             42,000                                  0
---------------------------------------------------------------------------------------------
Archstone Cmntys                                  113,240                             12,220
---------------------------------------------------------------------------------------------
AT & T                                             10,000                                300
---------------------------------------------------------------------------------------------
Atlantic Richfield                                 40,390                              8,415
---------------------------------------------------------------------------------------------
Audiovox Corp                                       6,000                                  0
---------------------------------------------------------------------------------------------
Automatic Data                                      5,400                              7,250
---------------------------------------------------------------------------------------------
Avon Products                                       1,600                              9,600
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------


                                                     FORM 13F

                               Name of Reporting Manager Todd Investment Advisors

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Item 6:
                               Item 2:                    Item 4:        Item 5:                 Investment Discretion
                                                                                    -------------------------------------------
             Item 1:            Title      Item 3:         Fair         Shares of
          Name of Issuer         of         CUSIP         Market        Principal                (b) Shared-
                                Class       Number         Value          Amount    (a) Sole     As Defined     (c) Shared-
                                                                                                 in Inst. V         Other
-------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.          Common     060505104       9,543          181,995
-------------------------------------------------------------------------------------------------------------------------------
Bank One Corp                  Common     06423A103       2,128           61,695
-------------------------------------------------------------------------------------------------------------------------------
Baxter Int'l                   Common     071813109         345            5,500
-------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic                  Common     077853109       4,466           73,058
-------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp.                Common     079860102       1,550           33,064
-------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway             Common     084670207         217              119
-------------------------------------------------------------------------------------------------------------------------------
Best Foods                     Common     08658U101         211            4,500
-------------------------------------------------------------------------------------------------------------------------------
Block, H& R Inc.               Common     093671105       5,201          116,220
-------------------------------------------------------------------------------------------------------------------------------
Boeing Company                 Common     097023105         303            8,010
-------------------------------------------------------------------------------------------------------------------------------
Bourbon Bancshares             Common     10180P105         235            8,400
-------------------------------------------------------------------------------------------------------------------------------
BP Amoco PLC                   Common     055622104         707           13,280
-------------------------------------------------------------------------------------------------------------------------------
Bristol Myers                  Common     110122108       5,761           99,324
-------------------------------------------------------------------------------------------------------------------------------
Brown Foreman Corp B           Common     115637209         338            6,200
-------------------------------------------------------------------------------------------------------------------------------
Burlington Resources           Common     122014103         743           20,094
-------------------------------------------------------------------------------------------------------------------------------
C Cor Net Corp                 Common     125010108         294            6,000
-------------------------------------------------------------------------------------------------------------------------------
Cardinal Health                Common     14149Y108       2,867           62,495
-------------------------------------------------------------------------------------------------------------------------------
                                                         34,909
-------------------------------------------------------------------------------------------------------------------------------






                        FORM 13F                                   (SEC USE ONLY)
     Name of Reporting Manager Todd Investment Advisors

----------------------------------------------------------------------------------------------
                                                                         Item 8:
                                                        Voting Authority ( Shares)
                                                  --------------------------------------------
             Item 1:              Item 7:
          Name of Issuer         Managers
                                See Inst. V        (a) Sole        (b) Shared         (c) None

----------------------------------------------------------------------------------------------
Bank of America Corp.                              173,335                              8,660
----------------------------------------------------------------------------------------------
Bank One Corp                                       21,107                             40,588
----------------------------------------------------------------------------------------------
Baxter Int'l                                           700                              4,800
----------------------------------------------------------------------------------------------
Bell Atlantic                                       54,696                             18,362
----------------------------------------------------------------------------------------------
Bellsouth Corp.                                      1,300                             31,764
----------------------------------------------------------------------------------------------
Berkshire Hathaway                                       0                                119
----------------------------------------------------------------------------------------------
Best Foods                                               0                              4,500
----------------------------------------------------------------------------------------------
Block, H& R Inc.                                    99,015                             17,205
----------------------------------------------------------------------------------------------
Boeing Company                                       8,010                                  0
----------------------------------------------------------------------------------------------
Bourbon Bancshares                                       0                              8,400
----------------------------------------------------------------------------------------------
BP Amoco PLC                                             0                             13,280
----------------------------------------------------------------------------------------------
Bristol Myers                                       72,015                             27,309
----------------------------------------------------------------------------------------------
Brown Foreman Corp B                                 1,000                              5,200
----------------------------------------------------------------------------------------------
Burlington Resources                                19,829                                265
----------------------------------------------------------------------------------------------
C Cor Net Corp                                       6,000                                  0
----------------------------------------------------------------------------------------------
Cardinal Health                                     58,930                              3,565
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------


                                                                                    FORM 13F

                                                            Name of Reporting Manager Todd Investment Advisors

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Item 6:
                               Item 2:                    Item 4:        Item 5:                 Investment Discretion
                                                                                    -------------------------------------------
             Item 1:            Title      Item 3:         Fair         Shares of
          Name of Issuer         of         CUSIP         Market        Principal                (b) Shared-
                                Class       Number         Value          Amount    (a) Sole     As Defined     (c) Shared-
                                                                                                 in Inst. V         Other
--------------------------------------------------------------------------------------------------------------------------------
                           -----------------------------------------------------------------------------------------------------

Caterpillar Inc.               Common     149123101         234            5,940
--------------------------------------------------------------------------------------------------------------------------------

Century Tel Inc.               Common     156700106         384           10,349
--------------------------------------------------------------------------------------------------------------------------------

Chase Manhattan                Common     16161A108       3,343           38,340
--------------------------------------------------------------------------------------------------------------------------------

Chevron Corp                   Common     166751107         773            8,365
--------------------------------------------------------------------------------------------------------------------------------

Cigna Corp.                    Common     125509109       2,254           29,760
--------------------------------------------------------------------------------------------------------------------------------

Cincinatti Financial Corp      Common     172062101         459           12,195
--------------------------------------------------------------------------------------------------------------------------------

Cisco Sys Inc                  Common     17275R102       6,251           80,850
--------------------------------------------------------------------------------------------------------------------------------

Citigroup                      Common     172967101       1,264           21,112
--------------------------------------------------------------------------------------------------------------------------------

Coastal Corp.                  Common     190441105       7,347          159,720
--------------------------------------------------------------------------------------------------------------------------------

Coca Cola Co                   Common     191216100       1,983           42,258
--------------------------------------------------------------------------------------------------------------------------------

Colgate Palmolive              Common     194162103         451            8,000
--------------------------------------------------------------------------------------------------------------------------------

Columbia/HCA Healthcare        Common     197677107         206            8,137
--------------------------------------------------------------------------------------------------------------------------------

Comdial Corp                   Common     200332302         315           24,000
--------------------------------------------------------------------------------------------------------------------------------

Computer Assoc.                Common     204912109       6,501          109,833
--------------------------------------------------------------------------------------------------------------------------------

Computer Sciences              Common     205363104       8,306          104,975
--------------------------------------------------------------------------------------------------------------------------------

Compuware Corp                 Common     205638109       2,521          119,695
--------------------------------------------------------------------------------------------------------------------------------

                                                         42,592
--------------------------------------------------------------------------------------------------------------------------------





                         FORM 13F                                (SEC USE ONLY)

     Name of Reporting Manager Todd Investment Advisors

------------------------------------------------------------------------------------------
                                                                     Item 8:
                                                    Voting Authority ( Shares)
                                              --------------------------------------------
             Item 1:          Item 7:
          Name of Issuer     Managers
                            See Inst. V        (a) Sole        (b) Shared         (c) None

------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------

Caterpillar Inc.                                 5,940                                  0
------------------------------------------------------------------------------------------

Century Tel Inc.                                   562                              9,787
------------------------------------------------------------------------------------------

Chase Manhattan                                 33,000                              5,340
------------------------------------------------------------------------------------------

Chevron Corp                                     4,625                              3,740
------------------------------------------------------------------------------------------

Cigna Corp.                                     27,215                              2,545
------------------------------------------------------------------------------------------

Cincinatti Financial Corp                          600                             11,595
------------------------------------------------------------------------------------------

Cisco Sys Inc                                   28,260                             52,590
------------------------------------------------------------------------------------------

Citigroup                                       17,925                              3,187
------------------------------------------------------------------------------------------

Coastal Corp.                                  144,320                             15,400
------------------------------------------------------------------------------------------

Coca Cola Co                                    16,450                             25,808
------------------------------------------------------------------------------------------

Colgate Palmolive                                    0                              8,000
------------------------------------------------------------------------------------------

Columbia/HCA Healthcare                              0                              8,137
------------------------------------------------------------------------------------------

Comdial Corp                                    24,000                                  0
------------------------------------------------------------------------------------------

Computer Assoc.                                 95,108                             14,725
------------------------------------------------------------------------------------------

Computer Sciences                               93,365                             11,610
------------------------------------------------------------------------------------------

Compuware Corp                                 108,620                             11,075
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------



                                                    FORM 13F

                              Name of Reporting Manager Todd Investment Advisors

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Item 6:
                               Item 2:                    Item 4:        Item 5:                 Investment Discretion
                                                                                    -------------------------------------------
             Item 1:            Title      Item 3:         Fair         Shares of
          Name of Issuer         of         CUSIP         Market        Principal                (b) Shared-
                                Class       Number         Value          Amount    (a) Sole     As Defined     (c) Shared-
                                                                                                 in Inst. V         Other
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------


Comtech Telecom                Common     205826209         301           16,300
-------------------------------------------------------------------------------------------------------------------------------

Conoco Cl A                    Common     208251306       2,211           89,780
-------------------------------------------------------------------------------------------------------------------------------

Conoco Cl B                    Common     208251405       3,073          119,922
-------------------------------------------------------------------------------------------------------------------------------

Consolidated Edison            Common     209115104         493           16,915
-------------------------------------------------------------------------------------------------------------------------------

Cornerstone Internet           Common     21923C103         177           36,800
-------------------------------------------------------------------------------------------------------------------------------

Corsair Communications         Common     220406102         497           26,000
-------------------------------------------------------------------------------------------------------------------------------

Dell Computer                  Common     239753106         863           16,000
-------------------------------------------------------------------------------------------------------------------------------

Delta Air Lines                Common     247361108       2,871           53,920
-------------------------------------------------------------------------------------------------------------------------------

Disney Walt Company            Common     254687106         946           22,930
-------------------------------------------------------------------------------------------------------------------------------

Dollar General                 Common     256669102       4,052          150,769
-------------------------------------------------------------------------------------------------------------------------------

Donaldson Inc                  Common     257651109         361           16,000
-------------------------------------------------------------------------------------------------------------------------------

Dot Hill System                Common     25848T109         650           52,000
-------------------------------------------------------------------------------------------------------------------------------

Dover Corp                     Common     260003108         603           12,600
-------------------------------------------------------------------------------------------------------------------------------

Dow Chemical                   Common     260543103         487            4,270
-------------------------------------------------------------------------------------------------------------------------------

Du  Pont E I                   Common     263534109         606           11,441
-------------------------------------------------------------------------------------------------------------------------------

Duke Energy                    Common     264399106       5,875          111,914
-------------------------------------------------------------------------------------------------------------------------------
                                                         24,066







                      FORM 13F                                     (SEC USE ONLY)

      Name of Reporting Manager Todd Investment Advisors

----------------------------------------------------------------------------------------------
                                                                         Item 8:
                                                        Voting Authority ( Shares)
                              -                   --------------------------------------------
             Item 1:              Item 7:
          Name of Issuer         Managers
                                See Inst. V        (a) Sole        (b) Shared         (c) None

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------


Comtech Telecom                                     16,300                                  0
----------------------------------------------------------------------------------------------

Conoco Cl A                                         60,570                             29,210
----------------------------------------------------------------------------------------------

Conoco Cl B                                        112,637                              7,285
----------------------------------------------------------------------------------------------

Consolidated Edison                                 14,115                              2,800
----------------------------------------------------------------------------------------------

Cornerstone Internet                                36,800                                  0
----------------------------------------------------------------------------------------------

Corsair Communications                              26,000                                  0
----------------------------------------------------------------------------------------------

Dell Computer                                       16,000                                  0
----------------------------------------------------------------------------------------------

Delta Air Lines                                     50,070                              3,850
----------------------------------------------------------------------------------------------

Disney Walt Company                                 13,230                              9,700
----------------------------------------------------------------------------------------------

Dollar General                                     137,229                             13,540
----------------------------------------------------------------------------------------------

Donaldson Inc                                       16,000                                  0
----------------------------------------------------------------------------------------------

Dot Hill System                                     39,000                             13,000
----------------------------------------------------------------------------------------------

Dover Corp                                               0                             12,600
----------------------------------------------------------------------------------------------

Dow Chemical                                         3,250                              1,020
----------------------------------------------------------------------------------------------

Du  Pont E I                                         6,026                              5,415
----------------------------------------------------------------------------------------------

Duke Energy                                         96,605                             15,309
----------------------------------------------------------------------------------------------



                                                  FORM 13F

                               Name of Reporting Manager Todd Investment Advisors

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Item 6:
                               Item 2:                    Item 4:        Item 5:                 Investment Discretion
                                                                                    -------------------------------------------
             Item 1:            Title      Item 3:         Fair         Shares of
          Name of Issuer         of         CUSIP         Market        Principal                (b) Shared-
                                Class       Number         Value          Amount    (a) Sole     As Defined     (c) Shared-
                                                                                                 in Inst. V         Other
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

Duke Weeks Realty              Common     264411505       1,188           62,100
--------------------------------------------------------------------------------------------------------------------------------

El Paso Energy                 Common     283905107         242            6,000
--------------------------------------------------------------------------------------------------------------------------------

Emerson Elec Co                Common     291011104       2,070           38,970
--------------------------------------------------------------------------------------------------------------------------------

Englehard Corp.                Common     292845104       1,028           67,950
--------------------------------------------------------------------------------------------------------------------------------

Equity Office Pptys            Common     294741103         387           15,400
--------------------------------------------------------------------------------------------------------------------------------

Equity Residential Pptys       Common     29476L107         298            7,420
--------------------------------------------------------------------------------------------------------------------------------

Excel Tech Inc                 Common     30067T103         425           12,000
--------------------------------------------------------------------------------------------------------------------------------

Express Scripts                Common     302182100         260            6,200
--------------------------------------------------------------------------------------------------------------------------------

ExxonMobil Corp                Common     30231G102       9,553          122,571
--------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mtg Co       Common     313400301         862           19,500
--------------------------------------------------------------------------------------------------------------------------------

Federal Natl Mtg               Common     313586109       4,574           80,875
--------------------------------------------------------------------------------------------------------------------------------

Federated Dept Stores          Common     31410H101       1,987           47,025
--------------------------------------------------------------------------------------------------------------------------------

Fifth Third Bancorp            Common     316773100       1,009           16,013
--------------------------------------------------------------------------------------------------------------------------------

First Industrial Realty        Common     32054K103       2,597           95,320
--------------------------------------------------------------------------------------------------------------------------------

First Union Corp               Common     337358105       2,136           57,337
--------------------------------------------------------------------------------------------------------------------------------

Firstar Corp                   Common     33763V109         513           22,384
--------------------------------------------------------------------------------------------------------------------------------

                                                         29,129

--------------------------------------------------------------------------------------------------------------------------------





                   FORM 13F                                     (SEC USE ONLY)

Name of Reporting Manager Todd Investment Advisors

---------------------------------------------------------------------------------------------
                                                                        Item 8:
                                                       Voting Authority ( Shares)
                                                 --------------------------------------------
             Item 1:             Item 7:
          Name of Issuer        Managers
                               See Inst. V        (a) Sole        (b) Shared         (c) None

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Duke Weeks Realty                                  51,000                             11,100
---------------------------------------------------------------------------------------------

El Paso Energy                                          0                              6,000
---------------------------------------------------------------------------------------------

Emerson Elec Co                                    30,410                              8,560
---------------------------------------------------------------------------------------------

Englehard Corp.                                    60,450                              7,500
---------------------------------------------------------------------------------------------

Equity Office Pptys                                15,400                                  0
---------------------------------------------------------------------------------------------

Equity Residential Pptys                            7,300                                120
---------------------------------------------------------------------------------------------

Excel Tech Inc                                     12,000                                  0
---------------------------------------------------------------------------------------------

Express Scripts                                     5,800                                400
---------------------------------------------------------------------------------------------

ExxonMobil Corp                                    58,215                             64,356
---------------------------------------------------------------------------------------------

Federal Home Loan Mtg Co                           10,000                              9,500
---------------------------------------------------------------------------------------------

Federal Natl Mtg                                   76,535                              4,340
---------------------------------------------------------------------------------------------

Federated Dept Stores                              46,885                                140
---------------------------------------------------------------------------------------------

Fifth Third Bancorp                                   600                             15,413
---------------------------------------------------------------------------------------------

First Industrial Realty                            77,720                             17,600
---------------------------------------------------------------------------------------------

First Union Corp                                   49,953                              7,384
---------------------------------------------------------------------------------------------

Firstar Corp                                       18,000                              4,384
---------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------



                                                     FORM 13F

                                  Name of Reporting Manager Todd Investment Advisors

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Item 6:
                               Item 2:                    Item 4:        Item 5:                 Investment Discretion
                                                                                    -------------------------------------------
             Item 1:            Title      Item 3:         Fair         Shares of
          Name of Issuer         of         CUSIP         Market        Principal                (b) Shared-
                                Class       Number         Value          Amount    (a) Sole     As Defined     (c) Shared-
                                                                                                 in Inst. V         Other
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Ford Motor Co.                 Common     345370100       3,959           86,182
-------------------------------------------------------------------------------------------------------------------------------

Gainsco Inc.                   Common     363127101         160           27,000
-------------------------------------------------------------------------------------------------------------------------------

Gannett Inc.                   Common     364730101         325            4,620
-------------------------------------------------------------------------------------------------------------------------------

General Electric               Common     369604103      20,893          134,255
-------------------------------------------------------------------------------------------------------------------------------

Gilat Communications Ltd       Common     M50876107         335           12,600
-------------------------------------------------------------------------------------------------------------------------------

GTE Corp                       Common     362320103       9,068          127,722
-------------------------------------------------------------------------------------------------------------------------------

Guilford Pharmaceuticals       Common     401829106         360           15,500
-------------------------------------------------------------------------------------------------------------------------------

Hain Food Group                Common     405219106         283           10,000
-------------------------------------------------------------------------------------------------------------------------------

Halliburton Co                 Common     406216101         267            6,500
-------------------------------------------------------------------------------------------------------------------------------

Hauppage Digital               Common     419131107         387           21,000
-------------------------------------------------------------------------------------------------------------------------------

Hewlett Packard Co             Common     428236103       4,956           37,300
-------------------------------------------------------------------------------------------------------------------------------

Hickory Tech Corp              Common     429060106         140           10,000
-------------------------------------------------------------------------------------------------------------------------------

Home Depot                     Common     437076102       7,493          116,175
-------------------------------------------------------------------------------------------------------------------------------

Honeywell Int'l Inc            Common     438516106      10,279          195,102
-------------------------------------------------------------------------------------------------------------------------------

Household Intl                 Common     441815107       1,948           52,200
-------------------------------------------------------------------------------------------------------------------------------

I B M                          Common     459200101       4,760           40,343
-------------------------------------------------------------------------------------------------------------------------------


                                                         65,613
-------------------------------------------------------------------------------------------------------------------------------






                        FORM 13F                                 (SEC USE ONLY)

  Name of Reporting Manager Todd Investment Advisors

----------------------------------------------------------------------------------------------
                                                                         Item 8:
                                                        Voting Authority ( Shares)
                                                  --------------------------------------------
             Item 1:              Item 7:
          Name of Issuer         Managers
                                See Inst. V        (a) Sole        (b) Shared         (c) None

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

Ford Motor Co.                                      69,905                             16,277
----------------------------------------------------------------------------------------------

Gainsco Inc.                                        27,000                                  0
----------------------------------------------------------------------------------------------

Gannett Inc.                                             0                              4,620
----------------------------------------------------------------------------------------------

General Electric                                    84,506                             49,749
----------------------------------------------------------------------------------------------

Gilat Communications Ltd                            12,600                                  0
----------------------------------------------------------------------------------------------

GTE Corp                                           111,122                             16,600
----------------------------------------------------------------------------------------------

Guilford Pharmaceuticals                            15,500                                  0
----------------------------------------------------------------------------------------------

Hain Food Group                                     10,000                                  0
----------------------------------------------------------------------------------------------

Halliburton Co                                       6,300                                200
----------------------------------------------------------------------------------------------

Hauppage Digital                                    21,000                                  0
----------------------------------------------------------------------------------------------

Hewlett Packard Co                                  27,500                              9,800
----------------------------------------------------------------------------------------------

Hickory Tech Corp                                   10,000                                  0
----------------------------------------------------------------------------------------------

Home Depot                                          89,725                             26,450
----------------------------------------------------------------------------------------------

Honeywell Int'l Inc                                159,077                             36,025
----------------------------------------------------------------------------------------------

Household Intl                                      52,100                                100
----------------------------------------------------------------------------------------------

I B M                                               28,875                             11,468
----------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------


                                                         FORM 13F

                                      Name of Reporting Manager Todd Investment Advisors

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Item 6:
                               Item 2:                    Item 4:        Item 5:                 Investment Discretion
                                                                                    -------------------------------------------
             Item 1:            Title      Item 3:         Fair         Shares of
          Name of Issuer         of         CUSIP         Market        Principal                (b) Shared-
                                Class       Number         Value          Amount    (a) Sole     As Defined     (c) Shared-
                                                                                                 in Inst. V         Other
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

IIVI Inc                       Common     902104108         258            6,800
--------------------------------------------------------------------------------------------------------------------------------

Intel Corp.                    Common     458140100      12,685           96,142
--------------------------------------------------------------------------------------------------------------------------------

Interpublic Group              Common     460690100       2,410           51,000
--------------------------------------------------------------------------------------------------------------------------------

Intervoice-Brite Inc.          Common     461142101         664           23,000
--------------------------------------------------------------------------------------------------------------------------------

Jefferson Pilot                Common     475070108         352            5,286
--------------------------------------------------------------------------------------------------------------------------------

Johnson & Johnson              Common     478160104       3,988           56,770
--------------------------------------------------------------------------------------------------------------------------------

Kerr McGee                     Common     492386107         572            9,903
--------------------------------------------------------------------------------------------------------------------------------

Kimberly Clark                 Common     494368103      11,496          205,048
--------------------------------------------------------------------------------------------------------------------------------

L G & E Energy                 Common     501917108         319           13,953
--------------------------------------------------------------------------------------------------------------------------------

Lasersight Inc.                Common     517924106         315           48,000
--------------------------------------------------------------------------------------------------------------------------------

Learn2.com Inc                 Common     522002104         431          104,500
--------------------------------------------------------------------------------------------------------------------------------

Learning Tree Intl             Common     522015106         206            5,800
--------------------------------------------------------------------------------------------------------------------------------

Lexmark Intl                   Common     529771107       1,332           12,600
--------------------------------------------------------------------------------------------------------------------------------

Lilly, Eli & Company           Common     532457108         614            9,800
--------------------------------------------------------------------------------------------------------------------------------

Lucent Technologies            Common     549463107       2,518           41,106
--------------------------------------------------------------------------------------------------------------------------------

Mack Cali Rlty Corp            Common     554489104       2,488           97,550
--------------------------------------------------------------------------------------------------------------------------------

                                                         40,648

--------------------------------------------------------------------------------------------------------------------------------






     FORM 13F                                                     (SEC USE ONLY)

  Name of Reporting Manager Todd Investment Advisors

----------------------------------------------------------------------------------------------
                                                                         Item 8:
                                                        Voting Authority ( Shares)
                                                  --------------------------------------------
             Item 1:              Item 7:
          Name of Issuer         Managers
                                See Inst. V        (a) Sole        (b) Shared         (c) None

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

IIVI Inc                                             6,800                                  0
----------------------------------------------------------------------------------------------

Intel Corp.                                         76,362                             19,780
----------------------------------------------------------------------------------------------

Interpublic Group                                   51,000                                  0
----------------------------------------------------------------------------------------------

Intervoice-Brite Inc.                               22,000                              1,000
----------------------------------------------------------------------------------------------

Jefferson Pilot                                          0                              5,286
----------------------------------------------------------------------------------------------

Johnson & Johnson                                   26,600                             30,170
----------------------------------------------------------------------------------------------

Kerr McGee                                           5,403                              4,500
----------------------------------------------------------------------------------------------

Kimberly Clark                                     181,962                             23,086
----------------------------------------------------------------------------------------------

L G & E Energy                                       3,134                             10,819
----------------------------------------------------------------------------------------------

Lasersight Inc.                                     48,000                                  0
----------------------------------------------------------------------------------------------

Learn2.com Inc                                     102,000                              2,500
----------------------------------------------------------------------------------------------

Learning Tree Intl                                   5,800                                  0
----------------------------------------------------------------------------------------------

Lexmark Intl                                         9,800                              2,800
----------------------------------------------------------------------------------------------

Lilly, Eli & Company                                 6,550                              3,250
----------------------------------------------------------------------------------------------

Lucent Technologies                                 35,600                              5,506
----------------------------------------------------------------------------------------------

Mack Cali Rlty Corp                                 88,800                              8,750
----------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------


                                                   FORM 13F

                            Name of Reporting Manager Todd Investment Advisors

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Item 6:
                               Item 2:                    Item 4:        Item 5:                 Investment Discretion
                                                                                    -------------------------------------------
             Item 1:            Title      Item 3:         Fair         Shares of
          Name of Issuer         of         CUSIP         Market        Principal                (b) Shared-
                                Class       Number         Value          Amount    (a) Sole     As Defined     (c) Shared-
                                                                                                 in Inst. V         Other
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

Marine Drilling                Common     568240204         357           13,000
--------------------------------------------------------------------------------------------------------------------------------

Marsh McLennan                 Common     571748102         503            4,560
--------------------------------------------------------------------------------------------------------------------------------

May Dept Stores                Common     577778103         237            8,325
--------------------------------------------------------------------------------------------------------------------------------

MBIA                           Common     55262C100       1,150           22,095
--------------------------------------------------------------------------------------------------------------------------------

MBNA Corp.                     Common     55262L100       7,679          301,138
--------------------------------------------------------------------------------------------------------------------------------

McDonalds Corp.                Common     580135101         836           22,380
--------------------------------------------------------------------------------------------------------------------------------

MCI Worldcom                   Common     55268B106       6,234          137,572
--------------------------------------------------------------------------------------------------------------------------------

Mellon Financial Corp          Common     58551A108         305           10,250
--------------------------------------------------------------------------------------------------------------------------------

Merck & Co Inc                 Common     589331107       9,378          150,958
--------------------------------------------------------------------------------------------------------------------------------

Mercury Computer Sys           Common     589378108         303            6,200
--------------------------------------------------------------------------------------------------------------------------------

MGIC Investment Corp           Common     552848103       4,649          106,560
--------------------------------------------------------------------------------------------------------------------------------

Microsoft Corp.                Common     594918104      16,524          155,520
--------------------------------------------------------------------------------------------------------------------------------

Minnesota Mng & Mfg            Common     504059105         597            6,742
--------------------------------------------------------------------------------------------------------------------------------

Monsanto                       Common     611662107         530           10,300
--------------------------------------------------------------------------------------------------------------------------------

Morgan Keegan Inc              Common     617410105         173           10,000
--------------------------------------------------------------------------------------------------------------------------------

Morgan, J. P. & Co.            Common     616880100       2,177           16,520
--------------------------------------------------------------------------------------------------------------------------------

                                                         51,632

--------------------------------------------------------------------------------------------------------------------------------







     FORM 13F                                                        (SEC USE ONLY)

Name of Reporting Manager Todd Investment Advisors

---------------------------------------------------------------------------------------------
                                                                        Item 8:
                                                       Voting Authority ( Shares)
                                                 --------------------------------------------
             Item 1:             Item 7:
          Name of Issuer        Managers
                               See Inst. V        (a) Sole        (b) Shared         (c) None

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------

Marine Drilling                                    10,500                              2,500
---------------------------------------------------------------------------------------------

Marsh McLennan                                          0                              4,560
---------------------------------------------------------------------------------------------

May Dept Stores                                       825                              7,500
---------------------------------------------------------------------------------------------

MBIA                                               14,120                              7,975
---------------------------------------------------------------------------------------------

MBNA Corp.                                        247,545                             53,593
---------------------------------------------------------------------------------------------

McDonalds Corp.                                     9,080                             13,300
---------------------------------------------------------------------------------------------

MCI Worldcom                                      116,036                             21,536
---------------------------------------------------------------------------------------------

Mellon Financial Corp                               1,200                              9,050
---------------------------------------------------------------------------------------------

Merck & Co Inc                                     91,660                             59,298
---------------------------------------------------------------------------------------------

Mercury Computer Sys                                6,200                                  0
---------------------------------------------------------------------------------------------

MGIC Investment Corp                               97,025                              9,535
---------------------------------------------------------------------------------------------

Microsoft Corp.                                   125,395                             30,125
---------------------------------------------------------------------------------------------

Minnesota Mng & Mfg                                 3,800                              2,942
---------------------------------------------------------------------------------------------

Monsanto                                              500                              9,800
---------------------------------------------------------------------------------------------

Morgan Keegan Inc                                  10,000                                  0
---------------------------------------------------------------------------------------------

Morgan, J. P. & Co.                                14,620                              1,900
---------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------


                                                         FORM 13F

                                     Name of Reporting Manager Todd Investment Advisors

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Item 6:
                               Item 2:                    Item 4:        Item 5:                 Investment Discretion
                                                                                    -------------------------------------------
             Item 1:            Title      Item 3:         Fair         Shares of
          Name of Issuer         of         CUSIP         Market        Principal                (b) Shared-
                                Class       Number         Value          Amount    (a) Sole     As Defined     (c) Shared-
                                                                                                 in Inst. V         Other
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

Motorola Inc                   Common     620076109         248            1,700
--------------------------------------------------------------------------------------------------------------------------------

Nasdaq 100 Tr                  Common     631100104         548            5,000
--------------------------------------------------------------------------------------------------------------------------------

National City Corp.            Common     635405103       1,896           91,936
--------------------------------------------------------------------------------------------------------------------------------

Northern States Pwr            Common     665772109       1,454           73,160
--------------------------------------------------------------------------------------------------------------------------------

Oracle Corp                    Common     68389X105       3,216           41,200
--------------------------------------------------------------------------------------------------------------------------------

Parlex Corp                    Common     701630105         452           16,000
--------------------------------------------------------------------------------------------------------------------------------

PC Connection                  Common     69318J100         305           10,000
--------------------------------------------------------------------------------------------------------------------------------

Performance Tech               Common     71376K102         521           12,000
--------------------------------------------------------------------------------------------------------------------------------

Pfizer Inc.                    Common     717081103       2,333           63,800
--------------------------------------------------------------------------------------------------------------------------------

PMC-Sierra Inc                 Common     69344F106         367            1,800
--------------------------------------------------------------------------------------------------------------------------------

PNC Financial Svcs             Common     693475105         608           13,499
--------------------------------------------------------------------------------------------------------------------------------

Polymedica Corp                Common     731738100         749           12,750
--------------------------------------------------------------------------------------------------------------------------------

Power Integrations             Common     739276103         200            8,000
--------------------------------------------------------------------------------------------------------------------------------

Pride Int'l Inc.               Common     741932107         368           16,100
--------------------------------------------------------------------------------------------------------------------------------

Proctor & Gamble Co.           Common     742718109       1,277           22,598
--------------------------------------------------------------------------------------------------------------------------------

Provant                        Common     743724106         362           45,200
--------------------------------------------------------------------------------------------------------------------------------

                                                         14,904

--------------------------------------------------------------------------------------------------------------------------------





     FORM 13F                                                     (SEC USE ONLY)

Name of Reporting Manager Todd Investment Advisors

---------------------------------------------------------------------------------------------
                                                                        Item 8:
                                                       Voting Authority ( Shares)
                                                 --------------------------------------------
             Item 1:             Item 7:
          Name of Issuer        Managers
                               See Inst. V        (a) Sole        (b) Shared         (c) None

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------

Motorola Inc                                            0                              1,700
---------------------------------------------------------------------------------------------

Nasdaq 100 Tr                                         200                              4,800
---------------------------------------------------------------------------------------------

National City Corp.                                 6,300                             85,636
---------------------------------------------------------------------------------------------

Northern States Pwr                                67,360                              5,800
---------------------------------------------------------------------------------------------

Oracle Corp                                        36,200                              5,000
---------------------------------------------------------------------------------------------

Parlex Corp                                        16,000                                  0
---------------------------------------------------------------------------------------------

PC Connection                                      10,000                                  0
---------------------------------------------------------------------------------------------

Performance Tech                                   12,000                                  0
---------------------------------------------------------------------------------------------

Pfizer Inc.                                        58,100                              5,700
---------------------------------------------------------------------------------------------

PMC-Sierra Inc                                          0                              1,800
---------------------------------------------------------------------------------------------

PNC Financial Svcs                                  9,000                              4,499
---------------------------------------------------------------------------------------------

Polymedica Corp                                    12,750                                  0
---------------------------------------------------------------------------------------------

Power Integrations                                  8,000                                  0
---------------------------------------------------------------------------------------------

Pride Int'l Inc.                                   14,100                              2,000
---------------------------------------------------------------------------------------------

Proctor & Gamble Co.                                2,300                             20,298
---------------------------------------------------------------------------------------------

Provant                                            45,200                                  0
---------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------


                                                      FORM 13F

                                 Name of Reporting Manager Todd Investment Advisors

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Item 6:
                               Item 2:                    Item 4:        Item 5:                 Investment Discretion
                                                                                    -------------------------------------------
             Item 1:            Title      Item 3:         Fair         Shares of
          Name of Issuer         of         CUSIP         Market        Principal                (b) Shared-
                                Class       Number         Value          Amount    (a) Sole     As Defined     (c) Shared-
                                                                                                 in Inst. V         Other
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------

Providian Finl Corp            Common     74406A102       1,070           12,352
-------------------------------------------------------------------------------------------------------------------------------

Ptek Holdings Inc              Common     69366M104         159           24,000
-------------------------------------------------------------------------------------------------------------------------------

Ramtron International          Common     751907304         556           37,200
-------------------------------------------------------------------------------------------------------------------------------

Raytheon Cl B                  Common     755111408         424           23,870
-------------------------------------------------------------------------------------------------------------------------------

Regions Finl corp.             Common     758940100         215            9,420
-------------------------------------------------------------------------------------------------------------------------------

Reliastar Financial Corp       Common     75952U103         430           12,700
-------------------------------------------------------------------------------------------------------------------------------

Rohm & Hass                    Common     775371107         243            5,455
-------------------------------------------------------------------------------------------------------------------------------

Royal Dutch Petroleum          Common     780257804       2,969           51,350
-------------------------------------------------------------------------------------------------------------------------------

Safeway Inc.                   Common     786514208       2,834           62,640
-------------------------------------------------------------------------------------------------------------------------------

Santa Cruz Operations          Common     801833104         203           21,600
-------------------------------------------------------------------------------------------------------------------------------

Sara Lee Corp.                 Common     803111103         277           15,400
-------------------------------------------------------------------------------------------------------------------------------

SBC Communications             Common     78387G103       9,167          217,624
-------------------------------------------------------------------------------------------------------------------------------

Scansource Inc                 Common     806037107         217            6,100
-------------------------------------------------------------------------------------------------------------------------------

Schering Plough Corp           Common     806605101         642           17,300
-------------------------------------------------------------------------------------------------------------------------------

Schlumberger Ltd               Common     806857108         390            5,100
-------------------------------------------------------------------------------------------------------------------------------

Simon Property Group           Common     828806109       2,028           87,012
-------------------------------------------------------------------------------------------------------------------------------

                                                         21,824

-------------------------------------------------------------------------------------------------------------------------------





 FORM 13F                                                       (SEC USE ONLY)

  Name of Reporting Manager Todd Investment Advisors

---------------------------------------------------------------------------------------------
                                                                        Item 8:
                                                       Voting Authority ( Shares)
                                                 --------------------------------------------
             Item 1:             Item 7:
          Name of Issuer        Managers
                               See Inst. V        (a) Sole        (b) Shared         (c) None

---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------

Providian Finl Corp                                 2,000                             10,352
---------------------------------------------------------------------------------------------

Ptek Holdings Inc                                  24,000                                  0
---------------------------------------------------------------------------------------------

Ramtron International                              37,200                                  0
---------------------------------------------------------------------------------------------

Raytheon Cl B                                      19,070                              4,800
---------------------------------------------------------------------------------------------

Regions Finl corp.                                  8,020                              1,400
---------------------------------------------------------------------------------------------

Reliastar Financial Corp                            1,100                             11,600
---------------------------------------------------------------------------------------------

Rohm & Hass                                           900                              4,555
---------------------------------------------------------------------------------------------

Royal Dutch Petroleum                              34,100                             17,250
---------------------------------------------------------------------------------------------

Safeway Inc.                                       62,500                                140
---------------------------------------------------------------------------------------------

Santa Cruz Operations                              21,600                                  0
---------------------------------------------------------------------------------------------

Sara Lee Corp.                                          0                             15,400
---------------------------------------------------------------------------------------------

SBC Communications                                170,263                             47,361
---------------------------------------------------------------------------------------------

Scansource Inc                                      6,100                                  0
---------------------------------------------------------------------------------------------

Schering Plough Corp                                    0                             17,300
---------------------------------------------------------------------------------------------

Schlumberger Ltd                                    4,100                              1,000
---------------------------------------------------------------------------------------------

Simon Property Group                               71,285                             15,727
---------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------



                                                        FORM 13F

                                     Name of Reporting Manager Todd Investment Advisors

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Item 6:
                               Item 2:                    Item 4:        Item 5:                 Investment Discretion
                                                                                    -------------------------------------------
             Item 1:            Title      Item 3:         Fair         Shares of
          Name of Issuer         of         CUSIP         Market        Principal                (b) Shared-
                                Class       Number         Value          Amount    (a) Sole     As Defined     (c) Shared-
                                                                                                 in Inst. V         Other
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

Smartforce Pub Ltd             Common     83170A206         284            6,200
--------------------------------------------------------------------------------------------------------------------------------

Spieker Pptys Inc              Common     848497103       3,488           78,375
--------------------------------------------------------------------------------------------------------------------------------

State Str Corp                 Common     857477103         533            5,500
--------------------------------------------------------------------------------------------------------------------------------

Sungard Data                   Common     867363103       5,364          142,100
--------------------------------------------------------------------------------------------------------------------------------

Swift  Energy                  Common     870738101         318           17,800
--------------------------------------------------------------------------------------------------------------------------------

Take Two Interactive           Common     874054109         151           11,400
--------------------------------------------------------------------------------------------------------------------------------

Talk.com Inc                   Common     874264104         285           17,800
--------------------------------------------------------------------------------------------------------------------------------

Target Corp                    Common     87612E106       9,210          123,205
--------------------------------------------------------------------------------------------------------------------------------

Teco Energy Inc.               Common     872375100       2,903          149,340
--------------------------------------------------------------------------------------------------------------------------------

Tee Comm Electrs Inc.          Common     87900H100           0           10,000
--------------------------------------------------------------------------------------------------------------------------------

Tellabs Inc                    Common     879664100       2,173           34,500
--------------------------------------------------------------------------------------------------------------------------------

Texaco Inc.                    Common     881694103       5,205           96,842
--------------------------------------------------------------------------------------------------------------------------------

Texas Utilities Co             Common     882848104         362           12,200
--------------------------------------------------------------------------------------------------------------------------------

Troy Group Inc                 Common     89733N106         517           18,800
--------------------------------------------------------------------------------------------------------------------------------

Tyco International Ltd         Common     902124106         416            8,300
--------------------------------------------------------------------------------------------------------------------------------
United Technologies            Common     913017109       8,710          137,845
--------------------------------------------------------------------------------------------------------------------------------

                                                         39,919
--------------------------------------------------------------------------------------------------------------------------------







   FORM 13F                                                         (SEC USE ONLY)

 Name of Reporting Manager Todd Investment Advisors

---------------------------------------------------------------------------------------------
                                                                        Item 8:
                                                       Voting Authority ( Shares)
                                                 --------------------------------------------
             Item 1:             Item 7:
          Name of Issuer        Managers
                               See Inst. V        (a) Sole        (b) Shared         (c) None

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------

Smartforce Pub Ltd                                  4,600                              1,600
---------------------------------------------------------------------------------------------

Spieker Pptys Inc                                  68,090                             10,285
---------------------------------------------------------------------------------------------

State Str Corp                                          0                              5,500
---------------------------------------------------------------------------------------------

Sungard Data                                      126,500                             15,600
---------------------------------------------------------------------------------------------

Swift  Energy                                      17,800                                  0
---------------------------------------------------------------------------------------------

Take Two Interactive                               11,400                                  0
---------------------------------------------------------------------------------------------

Talk.com Inc                                       17,800                                  0
---------------------------------------------------------------------------------------------

Target Corp                                       118,825                              4,380
---------------------------------------------------------------------------------------------

Teco Energy Inc.                                  135,595                             13,745
---------------------------------------------------------------------------------------------

Tee Comm Electrs Inc.                                   0                             10,000
---------------------------------------------------------------------------------------------

Tellabs Inc                                        32,500                              2,000
---------------------------------------------------------------------------------------------

Texaco Inc.                                        80,142                             16,700
---------------------------------------------------------------------------------------------

Texas Utilities Co                                  7,850                              4,350
---------------------------------------------------------------------------------------------

Troy Group Inc                                     18,800                                  0
---------------------------------------------------------------------------------------------

Tyco International Ltd                              7,700                                600
---------------------------------------------------------------------------------------------

United Technologies                               118,160                             19,685
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------


                                                    FORM 13F

                                    Name of Reporting Manager Todd Investment Advisors

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Item 6:
                               Item 2:                    Item 4:        Item 5:                 Investment Discretion
                                                                                    -------------------------------------------
             Item 1:            Title      Item 3:         Fair         Shares of
          Name of Issuer         of         CUSIP         Market        Principal                (b) Shared-
                                Class       Number         Value          Amount    (a) Sole     As Defined     (c) Shared-
                                                                                                 in Inst. V         Other
--------------------------------------------------------------------------------------------------------------------------------



US West                        Common     91273H101         561            7,730
--------------------------------------------------------------------------------------------------------------------------------

USX Marathon Group             Common     902905827         367           14,100
--------------------------------------------------------------------------------------------------------------------------------

Wachovia Corp.                 Common     929771103       6,053           89,598
--------------------------------------------------------------------------------------------------------------------------------

Waddell & Reed Cl A            Common     930059100         404            9,556
--------------------------------------------------------------------------------------------------------------------------------

Walgreens Co.                  Common     931442109         819           31,800
--------------------------------------------------------------------------------------------------------------------------------

Walmart Stores                 Common     931142103       1,810           32,030
--------------------------------------------------------------------------------------------------------------------------------

Warner Lambert Co.             Common     934488107         410            4,200
--------------------------------------------------------------------------------------------------------------------------------

Wellpoint Health Network       Common     94973H108       1,677           24,000
--------------------------------------------------------------------------------------------------------------------------------

Willamette Ind.                Common     969133107       6,721          167,510
--------------------------------------------------------------------------------------------------------------------------------

Workflow Management            Common     98137N109         323           12,000
--------------------------------------------------------------------------------------------------------------------------------

Xeta Corp                      Common     983909102         273            6,000
--------------------------------------------------------------------------------------------------------------------------------

Xircom Inc                     Common     983922105         451           12,200
--------------------------------------------------------------------------------------------------------------------------------

Zapme Corp                     Common     98912E100         217           28,500
--------------------------------------------------------------------------------------------------------------------------------

Zomax Inc Minn                 Common     989929104         362            6,000
--------------------------------------------------------------------------------------------------------------------------------

                                                         20,448
--------------------------------------------------------------------------------------------------------------------------------


       COMPANY TOTAL                                                  z   411,877
--------------------------------------------------------------------------------------------------------------------------------



       FORM 13F                                                   (SEC USE ONLY)

 Name of Reporting Manager Todd Investment Advisors

----------------------------------------------------------------------------------------------
                                                                         Item 8:
                                                        Voting Authority ( Shares)
                                                  --------------------------------------------
             Item 1:              Item 7:
          Name of Issuer         Managers
                                See Inst. V        (a) Sole        (b) Shared         (c) None

----------------------------------------------------------------------------------------------



US West                                              7,350                                380
----------------------------------------------------------------------------------------------

USX Marathon Group                                  14,100                                  0
----------------------------------------------------------------------------------------------

Wachovia Corp.                                      71,545                             18,053
----------------------------------------------------------------------------------------------

Waddell & Reed Cl A                                  8,000                              1,556
----------------------------------------------------------------------------------------------

Walgreens Co.                                        3,200                             28,600
----------------------------------------------------------------------------------------------

Walmart Stores                                       7,980                             24,050
----------------------------------------------------------------------------------------------

Warner Lambert Co.                                       0                              4,200
----------------------------------------------------------------------------------------------

Wellpoint Health Network                            24,000                                  0
----------------------------------------------------------------------------------------------

Willamette Ind.                                    146,620                             20,890
----------------------------------------------------------------------------------------------

Workflow Management                                 12,000                                  0
----------------------------------------------------------------------------------------------

Xeta Corp                                            6,000                                  0
----------------------------------------------------------------------------------------------

Xircom Inc                                          12,200                                  0
----------------------------------------------------------------------------------------------

Zapme Corp                                          19,500                              9,000
----------------------------------------------------------------------------------------------

Zomax Inc Minn                                       6,000                                  0
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------